Note 11 - Discontinued Operations - Discontinued Operations (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018
Statement Line Items [Line Items]
Sales	$ 658,521	$ 734,205	$ 2,097,126	$ 2,241,029
Cost of sales	516,037	569,744	1,666,966	1,794,952
Gross margin	142,484	164,461	430,160	446,077
Administrative, selling and operating expenses	119,764	157,366	393,623	388,121
Operating profit (loss) for the period	22,720	7,095	36,537	57,956
Finance costs	(28,178)	(22,762)	(80,175)	(59,198)
Change in fair value of derivative instruments and other	36,990	62,890	(139,547)	(67,979)
Other income (loss)	1,649	(2,963)	29,735	(291)
Profit (loss) from discontinued operations before the undernoted	39,760	(56,673)	(161,905)	(105,173)
Profit from discontinued operations	6,293	(90,156)	(8,705)	(34,666)
Cash and cash equivalents	17,988	8,900	17,988	8,900	$ 30,081	$ 9,927	$ 17,225	$ 48,861
Current trade and other receivables	404,124		404,124			672,615
Income taxes recoverable	13,160		13,160			18,973
Other current assets	140,923		140,923			169,240
	696,487		696,487			1,022,258
Property and equipment	31,215		31,215			25,862
Intangible assets	444,426		444,426			472,656
ASSETS CLASSIFIED AS HELD FOR SALE	9,687		9,687			8,971
Trade and other payables, carrying amount	523,650		523,650			714,110
LIABILITIES CLASSIFIED AS HELD FOR SALE	3,330		3,330			$ 5,200
Discontinued operations [member]
Statement Line Items [Line Items]
Trade and other payables, carrying amount	3,253		3,253
Deferred revenue	77		77
Disposition of businesses in Germany, Ireland, and Japan [member]
Statement Line Items [Line Items]
Profit (loss) from discontinued operations before the undernoted	6,579	(100,933)	(8,455)	(35,661)
Provision for (recovery of) income taxes	286	(10,777)	250	(995)
Profit from discontinued operations	6,293	(90,156)	(8,705)	(34,666)
ASSETS CLASSIFIED AS HELD FOR SALE	9,687		9,687
LIABILITIES CLASSIFIED AS HELD FOR SALE	3,330		3,330
Disposition of businesses in Germany, Ireland, and Japan [member] | Discontinued operations [member]
Statement Line Items [Line Items]
Sales	122,439	232,448	423,637	558,924
Cost of sales	124,206	208,396	394,914	489,617
Gross margin	(1,767)	24,052	28,723	69,307
Administrative, selling and operating expenses	22,196	60,650	86,627	111,028
Gain on disposal of the U.K. and Ireland operations	(45,138)		(45,138)
Operating profit (loss) for the period	21,175	(36,598)	(12,766)	(41,721)
Finance costs	(97)		(2,146)	(27)
Change in fair value of derivative instruments and other	(13,397)	(64,405)	6,914	5,976
Other income (loss)	(1,102)	$ 70	(457)	$ 111
Cash and cash equivalents	2,867		2,867
Current trade and other receivables	3,769		3,769
Income taxes recoverable	12		12
Other current assets	2,494		2,494
	9,142		9,142
Property and equipment	35		35
Intangible assets	$ 510		$ 510